Note 14 - Stockholders' Equity - Summary of Warrants or Rights (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 28, 2017	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Outstanding, number of common stock warrants (in shares)		213,750	21,875	68,293
Outstanding, weighted average exercise price (in dollars per share)		$ 22.40	$ 38.40	$ 48
Outstanding, weighted average life (Year)		3 years 58 days	3 years 328 days	2 years 127 days	4 years 171 days
Outstanding, intrinsic value of warrants		$ 70,000	$ 23,800
Granted, number of common stock warrants (in shares)	2		198,125	21,875
Granted, weighted average exercise price (in dollars per share)			$ 22.40	$ 38.40
Granted, weighted average life (Year)			4 years 324 days	3 years
Granted, intrinsic value of warrants
Exercised, number of common stock warrants (in shares)			(6,250)
Exercised, weighted average exercise price (in dollars per share)			$ 19.20
Exercised, weighted average life (Year)			2 years 3 days
Exercised, intrinsic value of warrants
Canceled, number of common stock warrants (in shares)				(68,293)
Canceled, weighted average exercise price (in dollars per share)				$ 48
Canceled, weighted average life (Year)				2 years 171 days
Canceled, intrinsic value of warrants
Outstanding, number of common stock warrants (in shares)		213,750	213,750	21,875	68,293
Outstanding, weighted average exercise price (in dollars per share)		$ 22.40	$ 22.40	$ 38.40	$ 48
Exercisable, number of common stock warrants (in shares)		213,750	213,750
Exercisable, weighted average exercise price (in dollars per share)		$ 22.40	$ 22.40
Exercisable, weighted average life (Year)		3 years 58 days	3 years 332 days
Exercisable, intrinsic value of warrants		$ 70,000	$ 23,800